Equity - Schedule of Activities of the Stock Options (Details) - Stock option [Member] - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activities of the Stock Options [Line Items]
Number of Share Options, Outstanding Beginning	9	9	9	9
Weighted Average Exercise Price, Outstanding Beginning	$ 72,576	$ 72,576	$ 72,576	$ 72,576
Weighted Average Remaining Contractual Term, Outstanding Beginning	3 years 5 months 26 days	5 months 23 days	1 year 5 months 26 days	2 years 5 months 26 days
Aggregate Intrinsic Value, Outstanding Beginning
Number of Share Options, Exercisable		9
Weighted Average Exercise Price, Exercisable		$ 72,576
Weighted Average Remaining Contractual Term, Exercisable		5 months 23 days
Aggregate Intrinsic Value, Exercisable
Number of Share Options, Granted
Weighted Average Exercise Price, Granted
Aggregate Intrinsic Value, Granted
Number of Share Options, Cancelled
Weighted Average Exercise Price, Cancelled
Aggregate Intrinsic Value, Cancelled